UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811- 6235



                     The U.S. Treasury Money Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

Trading viewpoints-- A discussion with the funds' managers

[photo of Terry S. Cook, Belinda A. Heard and Karen Hall looking at computer screen]

Annual report for the year ended September 30, 2003

THE CASH MANAGEMENT TRUST OF AMERICA(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(SM) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

These money market funds are three of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


Contents

Letter to shareholders                                                                          1
Special report: Trading viewpoints--
     A discussion with the funds' managers                                                      2
The Cash Management Trust of America investment portfolio                                       6
The U.S. Treasury Money Fund of America investment portfolio                                   21
The Tax-Exempt Money Fund of America investment portfolio                                      29
Trustees and officers                                                                          40
The American Funds family                                                              back cover

Fund results in this report were calculated for Class A shares unless otherwise indicated. Other share class results for The Cash Management Trust of America can be found on page 20. For the most current investment results, please refer to americanfunds.com.

SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX

For the months ended September 30, 1998-- September 30, 2003

[chart]
[begin line chart]
SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the months ended September 30, 1998 - September 30, 2003

           Federal        Tax-Exempt         Cash Management     U.S. Treasury      Consumer Price
           Funds Rate     Money Fund (2)     Trust of America    Money Fund         Index (inflation)
                                                                 of America (3)

Sep-98     5.25           4.69               4.99                4.35               1.49

Oct-98     5.00           4.15               4.74                3.81               1.49

Nov-98     4.75           4.04               4.49                3.72               1.55

Dec-98     4.75           4.27               4.73                3.89               1.61

Jan-99     4.75           3.62               4.47                3.80               1.67

Feb-99     4.75           3.62               4.34                3.83               1.61

Mar-99     4.75           3.73               4.23                3.83               1.73

Apr-99     4.75           4.12               4.26                3.75               2.28

May-99     4.75           4.15               4.34                3.82               2.09

Jun-99     5.00           4.23               4.35                3.79               1.96

Jul-99     5.00           4.10               4.57                4.00               2.14

Aug-99     5.25           4.30               4.75                4.24               2.26

Sep-99     5.25           4.72               4.61                4.32               2.63

Oct-99     5.25           4.66               4.95                4.11               2.56

Nov-99     5.50           4.92               5.00                4.49               2.62

Dec-99     5.50           5.57               5.32                4.47               2.68

Jan-00     5.50           4.41               5.37                4.58               2.74

Feb-00     5.75           4.41               5.20                4.48               3.22

Mar-00     6.00           4.76               5.46                5.08               3.76

Apr-00     6.00           5.67               5.48                5.07               3.07

May-00     6.50           5.77               5.65                5.05               3.19

Jun-00     6.50           6.16               6.06                5.20               3.73

Jul-00     6.50           5.72               5.99                5.21               3.66

Aug-00     6.50           5.88               6.04                5.60               3.41

Sep-00     6.50           6.24               6.06                5.64               3.45

Oct-00     6.50           5.80               6.11                5.44               3.45

Nov-00     6.50           6.19               5.97                5.36               3.45

Dec-00     6.50           6.01               5.94                5.12               3.39

Jan-01     5.50           4.82               5.39                5.15               3.73

Feb-01     5.50           4.22               5.01                4.71               3.53

Mar-01     5.00           4.74               4.67                4.37               2.92

Apr-01     4.50           4.97               4.24                3.65               3.27

May-01     4.00           4.54               3.67                3.42               3.62

Jun-01     3.75           4.10               3.28                3.17               3.25

Jul-01     3.75           3.65               3.19                2.89               2.72

Aug-01     3.50           3.34               3.09                2.96               2.72

Sep-01     3.00           3.06               2.71                2.59               2.65

Oct-01     2.50           2.70               1.98                2.05               2.13

Nov-01     2.00           2.33               1.65                1.60               1.90

Dec-01     1.75           1.94               1.33                1.25               1.55

Jan-02     1.75           1.43               1.17                1.13               1.14

Feb-02     1.75           1.40               1.14                1.10               1.14

Mar-02     1.75           1.32               1.17                1.14               1.48

Apr-02     1.75           1.78               1.25                1.16               1.64

May-02     1.75           1.81               1.26                1.12               1.18

Jun-02     1.75           1.53               1.13                1.09               1.07

Jul-02     1.75           1.37               1.16                1.06               1.46

Aug-02     1.75           1.32               1.15                1.13               1.80

Sep-02     1.75           1.55               1.15                1.10               1.51

Oct-02     1.75           1.61               1.21                1.08               2.03

Nov-02     1.25           1.43               1.00                0.87               2.20

Dec-02     1.25           1.10               0.78                0.71               2.38

Jan-03     1.25           0.84               0.77                0.59               2.60

Feb-03     1.25           0.84               0.89                0.58               2.98

Mar-03     1.25           0.65               0.99                0.58               3.02

Apr-03     1.25           0.93               0.85                0.57               2.22

May-03     1.25           0.93               0.88                0.55               2.06

Jun-03     1.00           0.96               0.68                0.46               2.11

Jul-03     1.00           0.67               0.84                0.42               2.11

Aug-03     1.00           0.54               1.05                0.38               2.16

Sep-03     1.00           0.67               1.06                0.42               2.32


[end line chart]


(1) Equivalent to Securities and Exchange Commission yield.
(2) Represents the fund's taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.
(3) Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY, SO YOU MAY LOSE MONEY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

FELLOW SHAREHOLDERS:

When we reported to you one year ago, we were in the midst of an extremely difficult period for the U.S. economy and stock markets. While the situation has improved, the recovery has been less than robust. Unemployment, for example, still remains a concern. In response, many investors are continuing to seek out the comfort and relative stability of cash funds.

During the 12 months ended September 30, historically low short-term interest rates limited returns for The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America. Nonetheless, the funds were able to protect shareholders from fluctuations in equity and bond markets. In this environment, inflation, as measured by the Consumer Price Index (CPI), totaled 2.32%; however, the core CPI (which excludes volatile food and energy prices and which many economists regard as a more reliable long-term measure of inflation) was only 1.20%. This is one of the rare periods in which it has exceeded the returns of the three money market funds.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA produced an income return of 1.05% with dividends reinvested for the fiscal year ended September 30, 2003.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a 12-month income return of 0.63% including reinvested dividends. Because all of the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 0.57%. This return is equivalent to a return of 0.88% for investors in the 35.0% federal tax bracket. A portion of this return may also be exempt from state and local taxes.

AN AILING ECONOMY ON THE MEND

At the start of the funds' fiscal year in October 2002, the stock market began to rally and the outlook for the economy improved. In November, to help bolster the economy, the Federal Reserve Board lowered short-term interest rates by half a point.

By January 2003, the prospect of war in Iraq advanced, and hopes for an upturn in the economy diminished once more. Though the war itself was brief, concerns about the possibility of deflation persisted and in response, the Federal Reserve cut rates again on June 25 by one quarter of a point to 1.0% -- its lowest level in 45 years. Since 2000, when the federal funds rate stood at 6.5%, money market fund yields have trended lower. The present anemic rate level has had an impact on the returns of all cash funds. However, investors can take solace in the fact that the three American Funds money market funds have provided a positive return for the past three fiscal years -- a period marked by a 27.40% decline in Standard & Poor's 500 Composite Index.

THE IMPORTANCE OF DIVERSIFICATION

Looking ahead, the U.S. economy seems to be on track for recovery. However, the recent past drives home the importance of a balanced, diversified portfolio -- one that includes a position in a cash fund. Our special report on page 2, "Trading viewpoints -- A discussion with the funds' managers," provides a look at how the funds' counselors steadfastly seek out the best options for shareholders and how your money market funds can play a vital role in your investment portfolio.

We wish to welcome the many new shareholders who have joined us over the past year. Since September 2002, the number of shareholder accounts in the three funds grew to 499,000 from 411,000. We appreciate the confidence you have placed in us and look forward to helping you meet your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.                  /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                      Abner D. Goldstine
Chairman of the Boards                  President

November 10, 2003

Your funds' seven-day yields as of September 30, 2003

The Cash Management Trust of America                                 +1.06%
The U.S. Treasury Money Fund of America                              +0.42%
The Tax-Exempt Money Fund of America                                 +0.41%
The Tax-Exempt Money Fund of America
     (taxable equivalent yield)*                                     +0.63%

*Represents the fund's taxable equivalent yield calculated at the maximum effective 35.0% federal tax rate.

[Begin Sidebar]
As reported in the press, instances of excessive short-term trading and illegal "late trading" (trading after 4 p.m. Eastern time) have been discovered at a number of different fund companies. In several of those cases, fund personnel engaged in or permitted these activities in clear violation of regulatory requirements and strict internal policies. This sort of conduct is unethical and detrimental to long-term shareholders. We will not tolerate it at American Funds. Although it is often difficult to detect and prevent abusive trading practices, we are committed to taking action to combat this harmful activity wherever we find it.
[End Sidebar]

TRADING VIEWPOINTS--
A discussion with the funds' managers

[photo of Terry S. Cook, Belinda A. Heard and Karen Hall discussing paperwork Terry S. Cook is holding]

The American Funds cash funds comprise hundreds of short-term securities. Because the holdings all mature within weeks or months, there is a constant need to replace maturing obligations. Given the funds' goals of stability and safety, investing these assets starts with solid credit research and requires great diligence and attention to details.

Terry Cook, Belinda Heard and Karen Hall together invest the holdings in The Cash Management Trust of America and The U.S. Treasury Money Fund of America. (A separate team that specializes in municipal debt handles The Tax-Exempt Money Fund of America.) Every day, these women negotiate the fast-paced market of cash instruments, bringing to this task years of investment experience and the expertise of a dedicated group of research analysts. We invite you to hear from Terry, Belinda and Karen and learn about the market they monitor and the responsibilities they undertake on behalf of shareholders.

Q: HOW DO YOU VIEW YOUR PRIMARY RESPONSIBILITIES?

BELINDA: We focus on the taxable debt markets. A large portion of the debt we manage matures in 90 days or less. In the investment world, that's a relatively narrow window. Corporations issue commercial paper when they have an immediate need for funds, so time is of the essence.

TERRY: In addition, investor demand for paper is particularly strong, so it gives us some advantage when we are able to respond quickly.

KAREN: This is especially important with interest rates so low; when every increment of yield matters to our shareholders. Getting the best deals for the funds often requires a quick response.

Q: WHAT ARE SOME OF THE THINGS YOU MONITOR WHEN INVESTING THE FUNDS?

TERRY: To begin with, our research analysts cull through the issuers of commercial paper to recommend those that are, in their minds, very safe and secure. All of the commercial paper that they recommend is Tier-1 rated, which is of extremely high quality. This helps to limit risks in the portfolio. We meet regularly with analysts to review portfolio holdings and discuss specific credit events.

KAREN: We can also buy other types of highly rated short-term debt securities -- including the most secure -- U.S. Treasury bills. Quality is paramount when it comes to protecting our shareholders.

TERRY: We actively monitor the cycles of maturing debt in each fund and the current yields being offered in the market to find the best available investments. On a given day, we collectively handle anywhere from $200 million to $300 million for the two funds. We make sure each of the funds is diversified among various industries and by maturities. We also evaluate the potential for liquidity, in case we need to sell paper before it matures.

BELINDA: Because we are traders, we are in constant contact with brokers who assist us by providing a broader picture of the market and liquidity, if the need arises. These contacts are also helpful in gaining access to new commercial paper programs. This is especially valuable when demand for an issue is strong or the supply of paper is limited.

Q: SINCE 2002, THE AMOUNT OF AVAILABLE TOP-TIER CORPORATE COMMERCIAL PAPER HAS
   DIMINISHED. WHY IS THAT?

TERRY: Many companies have elected to raise money by issuing longer term debt -- bonds that mature in years instead of months. The corporate commercial paper market has recently shrunk to about $1.1 trillion, down from about $1.4 trillion in December 2000. It's at its lowest level in several years.

KAREN: Low interest rates are essentially the cause. In the current interest rate environment, corporations can raise money at historically low rates for longer periods of time. For the time being, it creates a bigger challenge for us as we search for suitable issues for the funds. However, this won't be the situation forever. Eventually, the supply of commercial paper is likely to increase.

[Begin Sidebar]
Dedicated, experienced management

[photograph: Terry S. Cook]
[Begin Photo Caption]
Terry S. Cook

21 years experience at
Capital Research and Management
25 years of investment experience
[End Photo Caption]

[photograph: Belinda A. Heard]
[Begin Photo Caption]
Belinda A. Heard

7 years experience at
Capital Research and Management
12 years of investment experience
[End Photo Caption]

[photograph: Karen Hall]
[Begin Photo Caption]
Karen Hall

15 years experience at
Capital Research and Management
16 years of investment experience
[End Photo Caption]
[End Sidebar]

Q: WHAT OTHER SIGNIFICANT CHANGES IN THE MARKET HAVE YOU OBSERVED IN THE PAST
   YEAR?

BELINDA: This low interest rate environment has naturally resulted in reduced returns for all cash funds. It has become increasingly difficult to find attractive yields on any short-term investments -- without taking on more risk, which we choose not to do.

TERRY: During the past year, Capital Research voluntarily agreed to absorb a portion of the fees and expenses associated with certain share classes of the funds in an effort to help maintain at least a positive return to the shareholders.

Q: DO CASH FUNDS STILL HAVE VALUE FOR INVESTORS IN THIS LOW RATE ENVIRONMENT?

TERRY: Our funds still provide a valuable function for shareholders. One important advantage to remember is the liquidity or immediate cash access that these funds provide. In the event that you need cash on short notice, it will be there. In the meantime, it earns a money market rate of return. Over longer periods of time, the funds can serve as a depository for money that is intended for a periodic investment plan, as well.

KAREN: The American Funds cash funds are more stable than equity or bond funds. They are a key element in a well-diversified portfolio, a vehicle for preserving a portion of capital. Although returns are not guaranteed, we have been able to provide some level of interest income for our shareholders for every year over the lifetime of each fund.

BELINDA: I would add that shareholders benefit from the experience and dedication that goes into the management of these funds. The American Funds money market funds are as actively managed as an equity or bond fund. We recognize the value of every dollar that comes into the fund and we strive to preserve that value even under the most challenging market conditions.


[photo of photo of Terry S. Cook, Belinda A. Heard and Karen Hall looking at computer screen]

[Begin Sidebar]
USE YOUR AMERICAN FUNDS MONEY MARKET FUND:

AS A FLEXIBLE CASH RESERVE

"Let's say a couple is shopping for a home and needs to have money ready for a down payment once they find something they like. If they put their savings into The Cash Management Trust of America, their money will be ready when they need it and can earn interest in the meantime. They can also write checks on the account when needed."
--TERRY S. COOK

TO PRESERVE CAPITAL

"After the past few years, many investors have learned the importance of having a portion of their portfolio in cash. Holdings of cash funds that can outpace the rate of inflation over the long-term are a tremendous advantage. Unlike a savings or checking account, the American Funds money market funds are actively managed, and by placing a portion of your assets in one of our funds, you can preserve your capital while also earning income." -- BELINDA A. HEARD

AS A SHELTER IN VOLATILE MARKETS

"Investors can ride out market volatility by using the funds to accumulate cash they plan to invest at a later date. Because of the stability they can provide, the funds are frequently used for this purpose. Investors can take this even further by using the funds as a holding place for regularly scheduled investments or payments." -- KAREN HALL [End Sidebar]

[Begin Sidebar]
WHO MANAGES THE TAX-EXEMPT MONEY FUND OF AMERICA?

Like all of the American Funds, The Tax-Exempt Money Fund of America is managed by a group of dedicated and experienced investment professionals. With over 66 years of combined experience, the fund's portfolio counselors are well suited to their task.

[begin pie chart]
o  Katie Saunders                                               4 years
o  Tanya M. Muncey                                             12 years
o  Susan J. Willander-McDermott                                25 years
o  Neil Langberg                                               25 years
[end pie chart]
[End Sidebar]

[Begin Sidebar]
AMERICAN FUNDS MONEY MARKET FUNDS SERVICES

EASY CHECK-WRITING

You can write checks for $250 or more against your Class A share accounts in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America.

EASY INVESTING

Once you've set up an account, you can make additional investments of $50 or more:

o online at americanfunds.com and by phone once you enroll in American FundsLink
o by mail o through an automatic dollar cost averaging program.

EXCHANGE PRIVILEGES

American Funds offers a full range of funds to suit your investing objectives. You may make exchanges among virtually all of these funds as your needs or goals change.* You can also automatically exchange shares in amounts of $50 or more through an automatic exchange plan or have dividends cross reinvested into another fund.

EASY WITHDRAWING

You can withdraw money from your account at any time:

o online at americanfunds.com and by phone once you enroll in American FundsLink
o by mail
o through an automatic withdrawal plan through which withdrawals and or dividend payments can be sent to you, your bank or someone of your choosing.

*In some cases, a sales charge may apply; contact your financial adviser for details.
[End Sidebar]

The Cash Management Trust of America
Investment portfolio
September 30, 2003



                                                                             Principal    Market
                                                                    Yield at   amount      value
                                                                 acquisition     (000)      (000)

CERTIFICATES OF DEPOSIT  -  2.58%
ING Bank NV
  October 14, 2003                                                     1.05% $ 25,000    $25,000
State Street Bank & Trust
  October 14, 2003                                                      1.02   50,000     49,999
Wells Fargo Bank, NA
  October 15, 2003                                                      1.06   50,000     50,000
  November 4, 2003                                                      1.06   50,000     49,999
  November 14, 2003                                                     1.06   50,000     49,999
Total certificates of deposit                                                            224,997

COMMERCIAL PAPER  -  72.49%
3M Co.
  October 30, 2003                                                      1.00   25,000     24,979
Abbey National North America LLC
  November 24, 2003                                                     1.01   50,000     49,920
  December 8, 2003                                                      1.01   50,000     49,898
Abbott Laboratories Inc. (1)
  October 28, 2003                                                      1.01   40,000     39,969
ABN AMRO North America Finance Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  November 3, 2003                                                      1.05   50,000     49,949
AIG Funding Inc.
  November 3, 2003                                                      1.04   25,000     24,975
  November 7, 2003                                                      1.04   50,000     49,944
Alcon Capital Corp. (1)
  October 27, 2003                                                      1.02   25,000     24,981
American Express Credit Corp.
  October 20, 2003                                                      1.04   70,000     69,960
  October 22, 2003                                                      1.04   50,000     49,968
American General Finance Corp.
  November 3, 2003                                                      1.05   24,000     23,976
American Honda Finance Corp.
  October 22, 2003                                                      1.05   33,700     33,678
  October 27, 2003                                                      1.04   31,000     30,977
  November 5, 2003                                                      1.05   42,000     41,955
  November 12, 2003                                                     1.03   18,300     18,277
Anheuser-Busch Cos. Inc. (1)
  October 30, 2003                                                      1.00   25,000     24,979
ANZ (Delaware) Inc.
  October 20, 2003                                                      1.03   50,000     49,971
  November 25, 2003                                                     1.05   50,000     49,918
Asset Securitization Cooperative Corp. (1)
  October 8, 2003                                                       1.05   55,000     54,987
  October 16, 2003                                                      1.06   50,000     49,976
  November 13, 2003                                                     1.06   45,000     44,942
Aventis S.A. (1)
  October 9, 2003                                                       1.06   25,000     24,993
  November 25, 2003                                                     1.04   25,000     24,960
Bank of Ireland (1)
  October 20, 2003                                                      1.06   25,000     24,985
  November 10, 2003                                                     1.06   50,000     49,940
  November 24, 2003                                                     1.06   50,000     49,919
Bank of Nova Scotia
  December 2, 2003                                                      1.03   50,000     49,910
Barclays U.S. Funding Corp.
  October 6, 2003                                                       1.03   50,000     49,991
  October 14, 2003                                                      1.03   50,000     49,979
BellSouth Corp. (1)
  October 8, 2003                                                       1.01   35,000     34,992
  October 9, 2003                                                       1.01   50,000     49,987
BMW U.S. Capital Corp.
  October 22, 2003                                                      1.03   50,000     49,969
BNP Paribas Finance Inc.
  October 14, 2003                                                      1.03   25,000     24,990
  October 27, 2003                                                      1.05   25,000     24,980
  November 25, 2003                                                     1.03   50,000     49,917
BP Capital Markets PLC
  November 14, 2003                                                     1.02   70,000     69,907
CAFCO, LLC (1)
  October 1, 2003                                                       1.02   30,000     29,999
  November 13, 2003                                                     1.05   25,000     24,968
  November 18, 2003                                                     1.06   45,000     44,935
Canadian Wheat Board
  October 8, 2003                                                       1.00   50,010     49,999
  November 24, 2003                                                     0.97   20,000     19,968
CBA (Delaware) Finance Inc.
  October 15, 2003                                                      1.06   25,000     24,989
CDC Commercial Paper Corp. (1)
  October 29, 2003                                                      1.04   75,000     74,937
ChevronTexaco Funding Corp.
  October 1, 2003                                                       1.02  100,000     99,997
CIESCO LLC
  October 23, 2003                                                      1.06   50,000     49,966
Clorox Co.
  October 7, 2003                                                       1.01   30,000     29,994
  October 23, 2003                                                      1.01   15,000     14,990
Coca-Cola Co.
  October 10, 2003                                                      1.02   40,000     39,988
  October 17, 2003                                                      1.01   14,000     13,993
  October 20, 2003                                                      1.02   30,400     30,382
  October 22, 2003                                                      1.02   61,600     61,561
Credit Lyonnais N.A. Inc.
  October 3, 2003                                                       1.06   80,200     80,193
  October 6, 2003                                                       1.03   50,000     49,991
  November 3, 2003                                                      1.05   19,800     19,780
Danske Corp.
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.05   50,000     49,968
  November 5, 2003                                                      1.06   50,000     49,946
Dexia Delaware LLC
  October 3, 2003                                                       1.04   25,000     24,998
  October 24, 2003                                                      1.06   50,000     49,965
  December 1, 2003                                                      1.06   50,000     49,907
Diageo Capital PLC (1)
  October 3, 2003                                                       1.02   45,300     45,296
DuPont (E.I.) de Nemours & Co.
  October 17, 2003                                                      1.04   25,000     24,988
  October 20, 2003                                                      1.03   35,000     34,980
  October 24, 2003                                                      1.03   50,000     49,965
  November 4, 2003                                                      1.04   25,000     24,974
Edison Asset Securitization LLC (1)
  October 10, 2003                                                      1.05   20,000     19,994
  October 24, 2003                                                      1.04   40,000     39,972
  November 12, 2003                                                     1.06   90,000     89,885
Eksportfinans ASA (1)
  October 10, 2003                                                      1.02   17,909     17,904
  October 21, 2003                                                      1.04    7,091      7,087
Electricite de France
  October 7, 2003                                                       1.03   25,000     24,995
Export Development Canada
  October 27, 2003                                                      0.97   30,000     29,978
Exxon Asset Management Co. (1)
  October 8, 2003                                                       1.00   50,000     49,989
  October 24, 2003                                                      0.99   50,000     49,967
FCAR Owner Trust I
  November 12, 2003                                                     1.06   50,000     49,937
Gannett Co. (1)
  October 10, 2003                                                      1.02   85,000     84,976
  October 17, 2003                                                      1.01   40,000     39,981
Gaz de France
  October 6, 2003                                                       1.03   25,000     24,996
Gillette Co. (1)
  October 17, 2003                                                      0.99   40,000     39,981
GlaxoSmithKline Finance PLC
  October 16, 2003                                                      1.03   50,000     49,977
  November 25, 2003                                                     1.02   30,000     29,951
Golden Peanut Co. LLC
  October 1, 2003                                                       1.02   10,000     10,000
Harley-Davidson Funding Corp. (1)
  October 15, 2003                                                      1.02   15,000     14,994
  November 24, 2003                                                     1.02   10,000      9,984
Harvard University
  November 14, 2003                                                     1.01   40,000     39,948
HBOS Treasury Services PLC
  October 1, 2003                                                       1.05   30,000     29,999
  October 10, 2003                                                      1.05    8,800      8,797
  October 23, 2003                                                      1.05   25,000     24,983
  November 5, 2003                                                      1.05   51,200     51,146
Hershey Foods Corp. (1)
  October 24, 2003                                                      1.01   25,000     24,983
Household Finance Corp.
  October 31, 2003                                                      1.03   50,000     49,956
HSBC USA Inc.
  October 15, 2003                                                      1.04   25,000     24,989
IBM Credit Corp.
  October 14, 2003                                                      1.00   50,000     49,981
ING (U.S.) Funding LLC
  October 17, 2003                                                      1.04   25,000     24,987
  October 21, 2003                                                      1.04   25,000     24,984
Johnson & Johnson (1)
  November 14, 2003                                                     1.02   23,400     23,370
KFW International Finance Inc. (1)
  October 8, 2003                                                       1.01   30,000     29,993
  October 15, 2003                                                      1.02   25,000     24,989
  November 4, 2003                                                      1.03   45,000     44,955
Kimberly-Clark Worldwide Inc. (1)
  October 6, 2003                                                       1.00   25,000     24,996
  October 24, 2003                                                      1.00   25,000     24,983
Medtronic Inc. (1)
  October 3, 2003                                                       1.02   25,000     24,998
  October 16, 2003                                                      1.03   20,000     19,991
Merck & Co. Inc.
  October 6, 2003                                                       1.01   22,000     21,996
  October 28, 2003                                                      1.02   21,000     20,983
  November 13, 2003                                                     1.02   50,000     49,938
Motiva Enterprises LLC
  October 6, 2003                                                       1.00   25,000     24,996
Nestle Capital Corp. (1)
  October 21, 2003                                                      1.03   25,000     24,985
  October 27, 2003                                                      1.03   40,000     39,969
NetJets Inc. (1)
  October 3, 2003                                                       1.02   20,000     19,998
  November 14, 2003                                                     1.04   25,000     24,967
New Center Asset Trust
  October 8, 2003                                                       1.06   25,000     24,994
  November 17, 2003                                                     1.05   40,000     39,942
Novartis Finance Corp. (1)
  October 8, 2003                                                       1.01   25,000     24,994
Park Avenue Receivables Corp. (1)
  October 6, 2003                                                       1.06   30,000     29,995
  October 7, 2003                                                       1.06   50,000     49,990
  October 27, 2003                                                      1.04   50,000     49,961
Pfizer Inc. (1)
  October 10, 2003                                                      1.02   25,000     24,993
  October 17, 2003                                                      1.02   30,000     29,986
  October 20, 2003                                                      1.02   25,000     24,986
  November 17, 2003                                                     1.02   45,000     44,939
Preferred Receivables Funding Corp. (1)
  October 1, 2003                                                       1.06   30,000     29,999
  October 7, 2003                                                       1.05   25,000     24,995
  October 22, 2003                                                      1.06   30,000     29,981
  October 30, 2003                                                      1.06   50,000     49,956
Private Export Funding Corp. (1)
  October 15, 2003                                                      1.02   25,000     24,989
Procter & Gamble Co. (1)
  October 10, 2003                                                      1.02   45,000     44,987
  October 31, 2003                                                      1.01   30,000     29,973
  November 21, 2003                                                     1.02   50,000     49,926
Rabobank USA Financial Corp.
  October 21, 2003                                                      1.04   35,950     35,928
Receivables Capital Corp. (1)
  October 3, 2003                                                       1.06   75,000     74,993
  October 17, 2003                                                      1.05   35,000     34,983
  November 6, 2003                                                      1.05   25,000     24,973
Rio Tinto (Commercial Paper) Ltd. (1)
  October 9, 2003                                                       1.05   25,000     24,993
  October 21, 2003                                                      1.07   25,000     24,984
Royal Bank of Scotland PLC
  October 28, 2003                                                      1.04   50,000     49,960
SBC International Inc. (1)
  October 21, 2003                                                      1.03   75,000     74,955
Shell Finance (U.K.) PLC
  October 14, 2003                                                      1.04   30,100     30,088
  November 4, 2003                                                      1.03   44,900     44,855
  November 6, 2003 (1)                                                  1.04   25,000     24,973
Siemens Capital Co. LLC
  November 3, 2003                                                      1.01   25,000     24,976
Societe Generale N.A. Inc.
  October 10, 2003                                                      1.03   50,000     49,986
  October 15, 2003                                                      1.03   50,000     49,978
Spintab AB (Swedmortgage)
  October 17, 2003                                                      1.02   25,000     24,988
  October 29, 2003                                                      1.04   50,000     49,956
Stadshypotek Delaware Inc. (1)
  October 15, 2003                                                      1.07   15,000     14,993
  November 10, 2003                                                     1.05   50,000     49,940
  November 21, 2003                                                     1.06   35,000     34,947
  November 25, 2003                                                     1.07   25,000     24,958
Target Corp.
  October 2, 2003                                                       1.00   25,000     24,999
  October 20, 2003                                                      1.03   25,000     24,986
Toronto-Dominion Holdings USA Inc.
  October 17, 2003                                                      1.04   25,000     24,988
  November 3, 2003                                                      1.03   50,000     49,952
Total Capital (1)
  October 7, 2003                                                       1.05   50,000     49,990
Toyota Motor Credit Corp. (1)
  November 6, 2003                                                      1.05  100,000     99,890
Triple-A One Funding Corp. (1)
  October 24, 2003                                                      1.05   35,000     34,975
  November 7, 2003                                                      1.05   25,000     24,972
  November 14, 2003                                                     1.05   55,000     54,926
UBS Finance (Delaware) LLC
  November 10, 2003                                                     1.04   50,000     49,941
  November 24, 2003                                                     1.04   50,000     49,921
United Parcel Service Inc.
  November 7, 2003                                                      0.98   50,000     49,946
Verizon Network Funding Co.
  October 20, 2003                                                      1.02   45,000     44,975
Wal-Mart Stores Inc. (1)
  October 29, 2003                                                      1.01   40,000     39,967
  November 18, 2003                                                     1.00   35,000     34,951
Westpac Capital Corp.
  November 7, 2003                                                      1.03   50,000     49,946
Yale University
  October 10, 2003                                                      1.06    6,000      5,998
TOTAL COMMERCIAL PAPER                                                                 6,328,920

FEDERAL AGENCY DISCOUNT NOTES  -  9.67%
Fannie Mae
  October 22, 2003                                                      1.02   50,000     49,969
Federal Farm Credit Banks
  October 9, 2003                                                       0.98   50,000     49,988
  October 16, 2003                                                      0.98   50,000     49,978
  November 14, 2003                                                     0.98   25,000     24,969
Federal Home Loan Bank
  October 29, 2003                                                      1.01   30,000     29,976
  November 7, 2003                                                      1.02   50,000     49,946
  November 19, 2003                                                     1.02   20,000     19,972
International Bank for Reconstruction and Development
  October 10, 2003                                                      0.97   75,000     74,980
  October 21, 2003                                                      0.97   75,000     74,958
  October 28, 2003                                                      0.98   84,200     84,131
Sallie Mae
  October 8, 2003                                                       0.99   50,000     49,989
  October 14, 2003                                                      0.99   50,000     49,981
  October 27, 2003                                                      1.00   35,000     34,974
Tenessee Valley Authority
  October 2, 2003                                                       0.99   40,000     39,998
  October 16, 2003                                                      0.99  110,000    109,952
  October 23, 2003                                                      0.96   50,000     49,969
TOTAL FEDERAL AGENCY DISCOUNT NOTES                                                      843,730

U.S. TREASURIES  -  15.28%
U.S. Treasury Bills
  October 2, 2003                                                       0.89  300,000    299,986
  October 9, 2003                                                       0.92  225,000    224,951
  October 16, 2003                                                      0.93  160,000    159,939
  October 23, 2003                                                      0.94  175,000    174,901
  October 30, 2003                                                      0.91  100,000     99,927
  November 6, 2003                                                      0.96  125,000    124,892
  November 13, 2003                                                     0.93   50,000     49,947
  November 20, 2003                                                     0.91  100,000     99,879
  November 28, 2003                                                     0.93   50,000     49,932
  December 4, 2003                                                      0.90   50,000     49,923
TOTAL U.S. TREASURIES                                                                  1,334,277


TOTAL INVESTMENT SECURITIES (cost: $8,731,943,000)                                     8,731,924
OTHER ASSETS LESS LIABILITIES                                                             (1,343)

NET ASSETS                                                                            $8,730,581

(1) Restricted security that can be resold only to institutional investors. In practice, this security is as liquid as unrestricted securities in the portfolio.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES           (dollars and shares in thousands,
at September 30, 2003                                 except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $8,731,943)                                                                                                     $8,731,924
 Cash                                                                                                                        42,520
 Receivables for:
  Sales of fund's shares                                                                               $49,463
  Interest                                                                                                 206
  Reimbursement of expenses from investment adviser                                                      1,799               51,468
 Other Assets                                                                                                                     4
                                                                                                                          8,825,916

LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                                          92,509
  Dividends on fund's shares                                                                               179
  Services provided by affiliates                                                                        2,574
  Deferred Trustees' compensation                                                                           36
  Other fees and expenses                                                                                   37               95,335
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                        $8,730,600
 Net unrealized depreciation                                                                                                    (19)
NET ASSETS AT SEPTEMBER 30, 2003                                                                                         $8,730,581

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING -
  UNLIMITED SHARES AUTHORIZED

                                                                 Net assets        Shares outstanding    Net asset value per share

Class A                                                          $7,909,667                 7,909,684                   $1.00
Class B                                                             172,925                   172,925                    1.00
Class C                                                              88,720                    88,720                    1.00
Class F                                                               7,342                     7,342                    1.00
Class 529-A                                                          89,297                    89,297                    1.00
Class 529-B                                                           1,082                     1,082                    1.00
Class 529-C                                                           3,456                     3,457                    1.00
Class 529-E                                                           4,614                     4,614                    1.00
Class 529-F                                                           2,318                     2,318                    1.00
Class R-1                                                             7,679                     7,680                    1.00
Class R-2                                                           205,628                   205,628                    1.00
Class R-3                                                           138,193                   138,193                    1.00
Class R-4                                                            26,156                    26,156                    1.00
Class R-5                                                            73,504                    73,504                    1.00



STATEMENT OF OPERATIONS
for the year ended September 30, 2003                     (dollars in thousands)


INVESTMENT INCOME:
 Income:
  Interest                                                                                                                 $118,465
 Fees and expenses:
  Investment advisory services                                                                         $25,711
  Distribution services                                                                                 11,553
  Transfer agent services                                                                               12,189
  Administrative services                                                                                1,723
  Reports to shareholders                                                                                  310
  Registration statement and prospectus                                                                  1,041
  Postage, stationery and supplies                                                                       2,288
  Trustees' compensation                                                                                    65
  Auditing and legal                                                                                        65
  Custodian                                                                                                284
  State and local taxes                                                                                     79
  Other                                                                                                     41
  Total expenses before reimbursement                                                                   55,349
   Reimbursement of expenses                                                                            28,732               26,617
 Net investment income                                                                                                       91,848
NET UNREALIZED DEPRECIATION ON INVESTMENTS                                                                                       (4)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                            $91,844





STATEMENT OF CHANGES IN NET ASSETS                        (dollars in thousands)


                                                                                                           Year ended September 30
                                                                                                          2003                 2002
OPERATIONS:
 Net investment income                                                                                 $91,848              $95,932
 Net unrealized (depreciation) appreciation
  on investments                                                                                            (4)                  14
  Net increase in net assets
   resulting from operations                                                                            91,844               95,946

DIVIDENDS PAID TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME                                                                            (91,828)             (95,952)

CAPITAL SHARE TRANSACTIONS                                                                              32,809            1,559,502

TOTAL INCREASE IN NET ASSETS                                                                            32,825            1,559,496

NET ASSETS:
 Beginning of year                                                                                   8,697,756            7,138,260
 End of year                                                                                        $8,730,581           $8,697,756


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality, short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None           Declines from 5% to zero         Classes B and 529-B
                                               for redemptions within           convert to classes A and
                                               six years of purchase            529-A, respectively, after
                                                                                eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2003, the cost of investment securities for federal income tax purposes was $8,731,943,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $212
Gross unrealized appreciation on investment securities                                                    43
Gross unrealized depreciation on investment securities                                                   (62)

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):


                                                                          Year ended                              Year ended
Share class(1)                                                         September 30, 2003                    September 30, 2002
Class A                                                                          $ 90,058                              $ 95,143
Class B                                                                               252                                   312
Class C                                                                               127                                   102
Class F                                                                                67                                    50
Class 529-A                                                                           425                                   108
Class 529-B                                                                             1                                    -*
Class 529-C                                                                             3                                    -*
Class 529-E                                                                             7                                     2
Class 529-F                                                                             4                                    -*
Class R-1                                                                               5                                    -*
Class R-2                                                                             139                                     9
Class R-3                                                                             167                                     9
Class R-4                                                                              96                                     1
Class R-5                                                                             477                                   216
Total                                                                            $ 91,828                              $ 95,952


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2003, the investment advisory services fee was $25,711,000, which was equivalent to an annualized rate of 0.280% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund's Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. Low income levels, caused by the decline in short-term interest rates, have resulted in expenses exceeding this limit. During the year ended September 30, 2003, these reimbursements totaled $26,971,000. It is likely that expenses will continue to be reimbursed while short-term interest rates remain low. The amount of reimbursement during any period will vary in accordance with the fund's gross income and expense levels.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                       0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for classes A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $309,000. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

Expenses under the agreements described above for the year ended
  September 30, 2003, were as follows (dollars in thousands):

---------------------------------------------------------------------------------------------------------------
                                                                    Administrative services

                  Distribution    Transfer agent
  Share class       services         services
                                                  -------------------------------------------------------------
                                                                                            Commonwealth of
                                                         CRMC           Transfer agent          Virginia
                                                    administrative         services           administrative
                                                      services                                   services
---------------------------------------------------------------------------------------------------------------
    Class A          $7,144          $11,899        Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class B          1,702              290         Not applicable      Not applicable       Not applicable
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class C          1,034           Included            $155                 $80            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
    Class F            29            Included              18                  3             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-A          12            Included             105                  23                 $ 70
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-B          9             Included              1                   -*                   1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-C          26            Included              4                   1                   3
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-E          19            Included              6                   1                   4
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
  Class 529-F           3            Included              2                  -*                    1
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-1           49            Included              7                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-2           986           Included             197                 638            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-3           491           Included             147                 148            Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-4           49            Included             30                   5             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   Class R-5     Not applicable      Included             57                   8             Not applicable
                                        in
                                  administrative
                                     services
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Total          $11,553          $12,189             $729                $915                 $79
----------------===============================================================================================

*Amount less than one thousand.

Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2003, the total fees paid by CRMC for classes B, C, 529-B, 529-C, 529-E, R-1, R-2 and R-3 were $1,452,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2003

Share class(1)                                                             Sales(2)                     Reinvestments of dividends
                                                                   Amount              Shares                Amount         Shares

Class A                                                      $ 15,232,335          15,232,335              $ 86,266         86,266
Class B                                                           233,546             233,546                   232            232
Class C                                                           470,206             470,206                   112            112
Class F                                                           130,042             130,042                    36             36
Class 529-A                                                       115,515             115,515                   416            416
Class 529-B                                                         1,235               1,235                     1              1
Class 529-C                                                         4,360               4,360                     3              3
Class 529-E                                                         5,577               5,577                     6              6
Class 529-F                                                         3,376               3,376                     4              4
Class R-1                                                          17,203              17,203                     5              5
Class R-2                                                         852,833             852,833                   124            124
Class R-3                                                         567,375             567,375                   155            155
Class R-4                                                          62,875              62,875                    92             92
Class R-5                                                         116,674             116,674                   447            447
Total net increase
   (decrease)                                                $ 17,813,152          17,813,152              $ 87,899         87,899

Year ended September 30, 2002
Class A                                                      $ 17,401,893          17,401,893              $ 89,814         89,814
Class B                                                           201,666             201,666                   280            280
Class C                                                           353,232             353,232                    83             83
Class F                                                            52,594              52,594                    26             26
Class 529-A                                                        47,559              47,559                   105            105
Class 529-B                                                           374                 374                    -*             -*
Class 529-C                                                         1,034               1,034                     1              1
Class 529-E                                                         1,560               1,560                     2              2
Class 529-F                                                             1                   1                    -*             -*
Class R-1                                                           1,864               1,864                    -*             -*
Class R-2                                                          57,697              57,697                     7              7
Class R-3                                                          23,460              23,460                     7              7
Class R-4                                                             674                 674                     1              1
Class R-5                                                          60,080              60,080                   209            209
Total net increase
   (decrease)                                                $ 18,203,688          18,203,688              $ 90,535         90,535


Year ended September 30, 2003

Share class(1)                                                           Repurchases(2)                   Net (decrease) increase
                                                                     Amount           Shares               Amount          Shares

Class A                                                       $ (15,714,246)     (15,714,246)          $ (395,645)       (395,645)
Class B                                                            (218,968)        (218,968)              14,810          14,810
Class C                                                            (481,173)        (481,173)             (10,855)        (10,855)
Class F                                                            (133,112)        (133,112)              (3,034)         (3,034)
Class 529-A                                                         (60,929)         (60,929)              55,002          55,002
Class 529-B                                                            (517)            (517)                 719             719
Class 529-C                                                          (1,894)          (1,894)               2,469           2,469
Class 529-E                                                          (2,336)          (2,336)               3,247           3,247
Class 529-F                                                          (1,063)          (1,063)               2,317           2,317
Class R-1                                                           (10,483)         (10,483)               6,725           6,725
Class R-2                                                          (669,787)        (669,787)             183,170         183,170
Class R-3                                                          (444,141)        (444,141)             123,389         123,389
Class R-4                                                           (37,312)         (37,312)              25,655          25,655
Class R-5                                                           (92,281)         (92,281)              24,840          24,840
Total net increase
   (decrease)                                                 $ (17,868,242)     (17,868,242)            $ 32,809          32,809

Year ended September 30, 2002
Class A                                                       $ (16,261,629)     (16,261,629)         $ 1,230,078       1,230,078
Class B                                                             (90,127)         (90,127)             111,819         111,819
Class C                                                            (267,076)        (267,076)              86,239          86,239
Class F                                                             (45,650)         (45,650)               6,970           6,970
Class 529-A                                                         (13,369)         (13,369)              34,295          34,295
Class 529-B                                                             (11)             (11)                 363             363
Class 529-C                                                             (47)             (47)                 988             988
Class 529-E                                                            (195)            (195)               1,367           1,367
Class 529-F                                                               -                -                    1               1
Class R-1                                                              (909)            (909)                 955             955
Class R-2                                                           (35,246)         (35,246)              22,458          22,458
Class R-3                                                            (8,663)          (8,663)              14,804          14,804
Class R-4                                                              (174)            (174)                 501             501
Class R-5                                                           (11,625)         (11,625)              48,664          48,664
Total net increase
   (decrease)                                                 $ (16,734,721)     (16,734,721)         $ 1,559,502       1,559,502


* Amount less than one thousand.
(1) Class 529-A, 529-B, 529-C, 529-E and 529-F shares were offered beginning
    February 15, 2002. Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2003, the total value of restricted securities was $2,851,649,000, which represented 32.66% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $284,000 included $43,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)



                                         Net asset             Dividends                       Net assets,     Ratio of     Ratio of
                                            value,       Net    from net  Net asset                 end of     expenses   net income
                                         beginning investment investment  value, end   Total    period (in   to average   to average
                                         of period  income(2)     income   of period return(4)   millions)   net assets   net assets
Class A:
 Year ended 9/30/2003                        $1.00   $.011     $(.011)       $1.00     1.05%      $7,910         .23% (6)   1.05%
 Year ended 9/30/2002                         1.00    .013      (.013)        1.00     1.35        8,305         .59        1.33
 Year ended 9/30/2001                         1.00    .045      (.045)        1.00     4.63        7,075         .59        4.48
 Year ended 9/30/2000                         1.00    .055      (.055)        1.00     5.66        5,417         .61        5.53
 Year ended 9/30/1999                         1.00    .045      (.045)        1.00     4.59        5,863         .58        4.52
Class B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .13          173        1.14 (7)     .14
 Year ended 9/30/2002                         1.00    .005      (.005)        1.00      .53          158        1.40 (7)     .47
 Year ended 9/30/2001                         1.00    .037      (.037)        1.00     3.75           46        1.41        3.01
 Period from 3/15/2000 to 9/30/2000           1.00    .027      (.027)        1.00     2.73            1        1.43 (8)    5.21 (8)
Class C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12           89        1.16 (7)     .12
 Year ended 9/30/2002                         1.00    .004      (.004)        1.00      .40          100        1.51 (7)     .31
 Period from 3/16/2001 to 9/30/2001           1.00    .014      (.014)        1.00     1.40           13        1.55 (8)    2.05 (8)
Class F:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55            7         .73         .58
 Year ended 9/30/2002                         1.00    .011      (.011)        1.00     1.13           10         .77        1.11
 Period from 3/26/2001 to 9/30/2001           1.00    .017      (.017)        1.00     1.71            4         .80 (8)    3.09 (8)
Class 529-A:
 Year ended 9/30/2003                         1.00    .007      (.007)        1.00      .66           89         .62         .61
 Period from 2/15/2002 to 9/30/2002           1.00    .007      (.007)        1.00      .73           34         .60 (8)    1.16 (8)
Class 529-B:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            1        1.13 (7)     .12
 Period from 6/7/2002 to 9/30/2002            1.00    .001      (.001)        1.00      .09            - (5)     .47 (7)     .08
Class 529-C:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            3        1.11 (7)     .11
 Period from 4/2/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .15            1         .75 (7)     .12
Class 529-E:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .22            5        1.05 (7)     .17
 Period from 3/11/2002 to 9/30/2002           1.00    .004      (.004)        1.00      .39            1        1.09 (8)     .66 (8)
Class 529-F:
 Year ended 9/30/2003                         1.00    .004      (.004)        1.00      .43            2         .85         .33
 Period from 9/16/2002 to 9/30/2002           1.00       - (3)      - (3)     1.00      .04            - (5)     .03         .04
Class R-1:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12            8        1.08 (7)     .10
 Period from 5/29/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .10            1         .51 (7)     .09
Class R-2:
 Year ended 9/30/2003                         1.00    .001      (.001)        1.00      .12          206        1.08 (7)     .11
 Period from 5/21/2002 to 9/30/2002           1.00    .001      (.001)        1.00      .11           23         .52 (7)     .11
Class R-3:
 Year ended 9/30/2003                         1.00    .002      (.002)        1.00      .23          138        1.03 (7)     .17
 Period from 6/4/2002 to 9/30/2002            1.00    .002      (.002)        1.00      .22           15         .34 (7)     .22
Class R-4:
 Year ended 9/30/2003                         1.00    .006      (.006)        1.00      .55           26         .72 (7)     .48
 Period from 6/27/2002 to 9/30/2002           1.00    .002      (.002)        1.00      .23            1         .19 (7)     .27
Class R-5:
 Year ended 9/30/2003                         1.00    .009      (.009)        1.00      .87           74         .41         .84
 Period from 5/15/2002 to 9/30/2002           1.00    .005      (.005)        1.00      .50           49         .16         .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Had CRMC not reimbursed expenses as described in the Notes to the Financial
    Statements, the expense ratio would have been .55%.
(7) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services. Had CRMC not paid such fees, expense ratio percentage points would have been higher by .11 for Class R-1, .22 for Class R-2 and .02 for Class R-3 during the year ended
    September 30, 2003 and higher by .20 for Class R-1, .05 for Class R-2, .03 for Class R-3 and .11 for Class R-4 during the period ended September 30, 2002. The expense ratio for Class R-4 was not affected by any payments made by CRMC during the period ended September 30, 2003. In addition, due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratio percentage points would have been higher by .24 for Class B, .39 for Class C, .39 for Class 529-B, .51 for Class 529-C, .06 for
    Class 529-E, .42 for Class R-1, .38 for Class R-2 and .05 for Class R-3 during the year ended September 30, 2003, and .higher by .04 for classes C and 529-C for the period ended September 30, 2002. The expense ratios for classes B, 529-B and R-1 were not affected by any payments made by CRMC during the period ended September 30, 2002.
(8) Annualized.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE CASH MANAGEMENT TRUST
OF AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. government obligations. For purposes of computing this exclusion, 14.4% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. government obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

OTHER SHARE CLASS RESULTS (unaudited)

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended September 30, 2003:
                                                                                               1 year         Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         -4.87%            +1.19%(1)
Not reflecting CDSC                                                                            +0.13%            +2.00%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                               -0.88%            +0.75%(2)
Not reflecting CDSC                                                                            +0.12%            +0.75%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +0.55%            +1.35%(4)

CLASS 529-A SHARES                                                                             +0.66%            +0.86%(5)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      -4.88%            -2.89%(6)
Not reflecting CDSC                                                                            +0.12%            +0.16%(6)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      -0.88%            +0.18%(7)
Not reflecting CDSC                                                                            +0.12%            +0.18%(7)

CLASS 529-E SHARES(3)                                                                          +0.22%            +0.39%(8)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +0.43%            +0.46%(9)

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 16, 2001, when Class C shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from March 26, 2001, when Class F shares were first sold.
(5) Average annual total return from February 15, 2002, when Class 529-A shares were first sold.
(6) Average annual total return from June 7, 2002, when Class 529-B shares were first sold.
(7) Average annual total return from April 2, 2002, when Class 529-C shares were first sold.
(8) Average annual total return from March 11, 2002, when Class 529-E shares were first sold.
(9) Average annual total return from September 16, 2002, when Class 529-F shares were first sold.


THE U.S. TREASURY MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
September 30, 2003



                                                                          Principal       Market
                                                              Yield at       amount        value
U.S. TREASURIES  -  100.32%                                acquisition         (000)        (000)

U.S. Treasury Bills 10-2-03                                0.81%-0.97%      $86,715      $86,711
U.S. Treasury Bills 10-9-03                                0.88%-0.93%       94,985       94,964
U.S. Treasury Bills 10-16-03                               0.89%-0.90%       68,790       68,764
U.S. Treasury Bills 10-23-03                               0.87%-0.92%       85,951       85,904
U.S. Treasury Bills 10-30-03                               0.91%-0.97%       43,085       43,053
U.S. Treasury Bills 11-6-03                                0.89%-0.95%       96,580       96,495
U.S. Treasury Bills 11-13-03                               0.93%-0.97%       70,861       70,788
U.S. Treasury Bills 11-20-03                               0.99%-1.00%       40,220       40,171
U.S. Treasury Bills 12-4-03                                0.89%-0.94%       78,055       77,935
U.S. Treasury Bills 12-11-03                                     0.89%          856          854

TOTAL INVESTMENT SECURITIES (cost: $665,610,000)                                         665,639

Other assets less liabilities                                                             (2,125)

NET ASSETS                                                                              $663,514

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2003                          (dollars and shares in thousands,
                                                       except per-share amounts)


ASSETS:
 Investment securities at market
  (cost: $665,610)                                                                                           $665,639
 Cash                                                                                                             621
 Receivables for sales of fund's shares                                                                         4,078
                                                                                                              670,338
LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                            $6,454
  Dividends on fund's shares                                                                   8
  Investment advisory services                                                               158
  Services provided by affiliates                                                            172
  Deferred Trustees' compensation                                                             11
  Other fees and expenses                                                                     21                6,824
NET ASSETS AT SEPTEMBER 30, 2003                                                                             $663,514

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                            $663,486
 Distributions in excess of net investment income                                                                  (1)
 Net unrealized appreciation                                                                                       29
NET ASSETS AT SEPTEMBER 30, 2003                                                                             $663,514

Shares of beneficial interest issued and outstanding
 - unlimited shares authorized

                                                                     Net assets     Shares outstanding    Net asset value per share

Class A                                                               $631,332                 631,305                $1.00
Class R-1                                                                  330                     331                 1.00
Class R-2                                                               14,577                  14,577                 1.00
Class R-3                                                               11,123                  11,122                 1.00
Class R-4                                                                1,493                   1,493                 1.00
Class R-5                                                                4,659                   4,658                 1.00


STATEMENT OF OPERATIONS
for the year ended September 30, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                                  $8,836
 Fees and expenses:
  Investment advisory services                                                                         $2,184
  Distribution services                                                                                   766
  Transfer agent services                                                                                 866
  Administrative services                                                                                  89
  Reports to shareholders                                                                                  38
  Registration statement and prospectus                                                                   169
  Postage, stationery and supplies                                                                        133
  Trustees' compensation                                                                                   25
  Auditing and legal                                                                                       38
  Custodian                                                                                                28
  State and local taxes                                                                                     7
  Other                                                                                                    37
  Total expenses before reimbursement                                                                   4,380
   Reimbursement of expenses                                                                               81                4,299
 Net investment income                                                                                                       4,537
NET UNREALIZED APPRECIATION ON INVESTMENTS                                                                                      13
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                        $4,550


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)


                                                                                                   Year ended September 30
                                                                                                  2003                 2002
Operations:
 Net investment income                                                                          $4,537               $6,632
 Net unrealized appreciation (depreciation)
  on investments                                                                                    13                 (104)
  Net increase in net assets
   resulting from operations                                                                     4,550                6,528

Dividends paid to shareholders from
 net investment income                                                                          (4,538)              (6,649)

Capital share transactions                                                                     (24,951)             199,523

Total (decrease) increase in net assets                                                        (24,939)             199,402

Net assets:
 Beginning of year                                                                             688,453              489,051
 End of year                                                                                  $663,514             $688,453


See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The fund offers six share classes consisting of one retail share class (Class A) and five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5). All share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2003, the cost of investment securities for federal income tax purposes was $665,610,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $18
Gross unrealized appreciation on investment securities                                                   29

Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

SHARE CLASS(1)                                               YEAR ENDED SEPTEMBER 30, 2003         YEAR ENDED SEPTEMBER 30, 2002
Class A                                                                            $ 4,486                               $ 6,642
Class R-1                                                                               -*                                    -*
Class R-2                                                                               10                                    -*
Class R-3                                                                                8                                    -*
Class R-4                                                                                4                                    -*
Class R-5                                                                               30                                     7
Total                                                                              $ 4,538                               $ 6,649


* Amount less than one thousand.
(1) Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.


INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.300% on the first $800 million of daily net assets and 0.285% on such assets in excess of $800 million. For the year ended September 30, 2003, the investment advisory services fee was $2,184,000.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                       0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-1                                                       1.00                       1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-3                                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-4                                                    0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for Class A and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than Class A. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2003, the total fees paid by CRMC were $25,000. Administrative services fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2003, were as follows (dollars in thousands):

        ------------------------------------------------------------------------------------------
          Share class    Distribution    Transfer agent           Administrative services
                           services         services
                                                          ----------------------------------------
                                                                 CRMC           Transfer agent
                                                            administrative         services
                                                               services
        ------------------------------------------------------------------------------------------
            Class A          $659             $866          Not applicable      Not applicable
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
           Class R-1           2           Included in           $-*                  $1
                                         administrative
                                            services
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
           Class R-2          70          Included in             14                  46
                                         administrative
                                            services
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
           Class R-3          32          Included in             10                  11
                                        administrative
                                           services
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
           Class R-4           3          Included in              2                   -*
                                        administrative
                                           services
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
           Class R-5    Not applicable    Included in              4                   1
                                        administrative
                                           services
        ------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------
             Total           $766             $866               $30                 $59
        ----------------==========================================================================
         *Amount less than one thousand.

         Due to lower short-term interest rates, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended
         September 30, 2003, the total fees paid by CRMC for classes R-1, R-2 and R-3 were $56,000.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                                                       Sales(2)                            Reinvestments of dividends
                                                                      Amount             Shares                 Amount       Shares
Year ended September 30, 2003
Class A                                                            $ 778,494            778,494                $ 4,259        4,259
Class R-1                                                                382                382                     -*           -*
Class R-2                                                             49,988             49,988                      9            9
Class R-3                                                             35,967             35,967                      6            6
Class R-4                                                              6,541              6,541                      4            4
Class R-5                                                              6,797              6,797                     15           15
Total net increase
   (decrease)                                                      $ 878,169            878,169                $ 4,293        4,293

Year ended September 30, 2002
Class A                                                            $ 938,667            938,667                $ 6,282        6,282
Class R-1                                                                219                219                     -*           -*
Class R-2                                                              8,400              8,400                     -*           -*
Class R-3                                                                553                553                     -*           -*
Class R-4                                                                 49                 49                     -*           -*
Class R-5                                                              3,861              3,861                      4            4
Total net increase
   (decrease)                                                      $ 951,749            951,749                $ 6,286        6,286



Share class(1)                                                  Repurchases(2)                              Net (decrease) increase
                                                                       Amount          Shares               Amount           Shares
Year ended September 30, 2003
Class A                                                            $ (834,303)       (834,303)           $ (51,550)         (51,550)
Class R-1                                                                (270)           (270)                 112              112
Class R-2                                                             (36,844)        (36,844)              13,153           13,153
Class R-3                                                             (24,898)        (24,898)              11,075           11,075
Class R-4                                                              (5,101)         (5,101)               1,444            1,444
Class R-5                                                              (5,997)         (5,997)                 815              815
Total net increase
   (decrease)                                                      $ (907,413)       (907,413)           $ (24,951)         (24,951)

Year ended September 30, 2002
Class A                                                            $ (751,008)       (751,008)           $ 193,941          193,941
Class R-1                                                                   -               -                  219              219
Class R-2                                                              (6,976)         (6,976)               1,424            1,424
Class R-3                                                                (506)           (506)                  47               47
Class R-4                                                                   -               -                   49               49
Class R-5                                                                 (22)            (22)               3,843            3,843
Total net increase
   (decrease)                                                      $ (758,512)       (758,512)           $ 199,523          199,523


* Amount less than one thousand.
(1)  Class R-1, R-2, R-3, R-4 and R-5 shares were offered beginning May 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $28,000 included $3,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)


                                                         Net asset                                Dividends
                                                          value,               Net                from net              Net asset
                                                         beginning         investment            investment            value, end
                                                         of period          income(2)              income               of period
Class A:
 Year ended 9/30/2003                                      $1.00              $.006                $(.006)                $1.00
 Year ended 9/30/2002                                       1.00              .013                 (.013)                  1.00
 Year ended 9/30/2001                                       1.00              .042                 (.042)                  1.00
 Year ended 9/30/2000                                       1.00              .049                 (.049)                  1.00
 Year ended 9/30/1999                                       1.00              .039                 (.039)                  1.00
Class R-1:
 Year ended 9/30/2003                                       1.00              .001                 (.001)                  1.00
 Period from 7/12/2002 to 9/30/2002                         1.00              .001                 (.001)                  1.00
Class R-2:
 Year ended 9/30/2003                                       1.00              .001                 (.001)                  1.00
 Period from 6/11/2002 to 9/30/2002                         1.00              .001                 (.001)                  1.00
Class R-3:
 Year ended 9/30/2003                                       1.00              .002                 (.002)                  1.00
 Period from 8/16/2002 to 9/30/2002                         1.00              .001                 (.001)                  1.00
Class R-4:
 Year ended 9/30/2003                                       1.00              .004                 (.004)                  1.00
 Period from 8/2/2002 to 9/30/2002                          1.00              .002                 (.002)                  1.00
Class R-5:
 Year ended 9/30/2003                                       1.00              .008                 (.008)                  1.00
 Period from 5/15/2002 to 9/30/2002                         1.00              .005                 (.005)                  1.00


                                                                                                      Ratio of             Ratio of
                                                                             Net assets,              expenses           net income
                                                             Total        end of period             to average           to average
                                                            return        (in millions)             net assets           net assets
Class A:
 Year ended 9/30/2003                                        .63%              $631                    .58%                    .63%
 Year ended 9/30/2002                                        1.29              683                     .63                    1.27
 Year ended 9/30/2001                                        4.27              489                     .66                    4.12
 Year ended 9/30/2000                                        5.01              369                     .62                    4.81
 Year ended 9/30/1999                                        4.00              467                     .59                    3.95
Class R-1:
 Year ended 9/30/2003                                         .12               -   (3)               1.08  (4)                .12
 Period from 7/12/2002 to 9/30/2002                           .11               -   (3)                .32  (4)                .05
Class R-2:
 Year ended 9/30/2003                                         .12               15                    1.02  (4)                .10
 Period from 6/11/2002 to 9/30/2002                           .08               1                      .44  (4)                .08
Class R-3:
 Year ended 9/30/2003                                         .18               11                     .99  (4)                .11
 Period from 8/16/2002 to 9/30/2002                           .07               -   (3)                .13  (4)                .07
Class R-4:
 Year ended 9/30/2003                                         .43               2                      .77  (4)                .36
 Period from 8/2/2002 to 9/30/2002                            .17               -   (3)                .12  (4)                .15
Class R-5:
 Year ended 9/30/2003                                         .75               5                      .46                     .73
 Period from 5/15/2002 to 9/30/2002                           .47               4                      .18                     .46


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Amount less than 1 million.
(4) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agent services.  Had CRMC not paid such fees, expense ratio percentage points would have been higher by .36 for
    Class R-1, .23 for Class R-2, .05 for Class R-3 and .02 for Class R-4
    during the year ended September 30, 2003, and higher by .20 for Class R-1,
    .04 for Class R-2, .07 for Class R-3 and .21 for Class R-4 during the period ended September 30, 2002. In addition, due to lower short-term interest rates, CRMC voluntarily agreed to pay  a portion of the class-specific fees and expenses.  Had CRMC not paid such fees and expenses, expense ratio percentage points would have been  higher by .47 for Class R-1, .49 for
    Class R-2 and .13 for Class R-3 during the year ended September 30, 2003,
    and higher by .02   for classes R-1 and R-2 during the period ended
    September 30, 2002.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE U.S. TREASURY MONEY FUND OF AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2003



TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

THE TAX-EXEMPT MONEY FUND OF AMERICA

INVESTMENT PORTFOLIO
September 30, 2003

                                                                                                         Principal          Market
                                                                                           Yield at         amount           value
                                                                                        acquisition           (000)           (000)

ARIZONA  -  3.30%
Salt River Project Agricultural Improvement & Power Dist., TECP, Series B:
 0.85% 10/10/03                                                                               0.85%         $5,000          $5,000
 0.90% 11/4/03                                                                                 0.90          2,000           2,000
 0.85% 11/13/03                                                                                0.85          5,000           5,000

CALIFORNIA  -  0.84%
San Diego Community College Dist., San Diego County, California, Tax-Exempt                    0.99          3,000           3,034
    G.O. Bonds, Election 2002, Series 2003-A, FSA insured, 3.00% 5/1/04

DELAWARE  -  0.55%
Econ. Dev. Auth., Industrial Dev. Rev. Bonds (Clean Power Project), Series                     1.18          2,000           2,000
    1997-D, AMT, 1.18% 8/1/29 (1)

DISTRICT OF COLUMBIA  -  4.62%
Multimodal Rev. Bonds (The American National Red Cross Issue), Series 2000, TECP:
 0.85% 10/3/03                                                                                 0.85          3,800           3,800
 0.85% 10/15/03                                                                                0.85          5,000           5,000
Variable Rate Rev. Bonds (National Academy of Sciences Project), AMBAC insured, TECP:
 Series 1999-B:
  0.90% 10/29/03                                                                               0.90          3,500           3,500
  0.95% 11/20/03                                                                               0.95          2,000           2,000
 Series 1999-C, 0.95% 11/25/03                                                                 0.95          2,500           2,500

FLORIDA  -  12.58%
State Board of Education, Public Education Capital Outlay Bonds, Series 1994-A,                0.98          1,665           1,736
    5.875% 6/1/16 (preref. 6/1/04)
Municpal Power Agcy., Initial Pooled Loan Project, Series 1995-A, TECP:
 0.85% 10/8/03                                                                                 0.85          3,400           3,400
 0.85% 11/5/03                                                                                 0.85          2,000           2,000
 0.85% 11/17/03                                                                                0.85          3,000           2,999
School Dist. of Broward County, G.O. Ref. Bonds, Series 2002-A, 2.50% 2/15/04                  0.95          2,075           2,087
City of Jacksonville:
 Electric Auth., Series 1993-C1, TECP, 0.88% 10/7/03                                           0.88          5,800           5,800
 Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mayo Foundation/St Luke's
    Hospital Asssocation), Series 2001-B. TECP:
  0.95% 11/3/03                                                                                0.95          2,400           2,400
  0.85% 11/10/03                                                                               0.85          3,500           3,500
 Health Facs. Auth., Hospital Rev. and Ref. Bonds (Genesis Rehabilitation                      1.22          1,100           1,100
    Hospital Project), Series 1996, 1.22% 5/1/21 (1)
Pinellas County Educational Facs. Auth., Rev. Ref. Program Bonds (Pooled
    Independent Higher Education Institutions Loan Program), Series 1985, TECP:
 0.83% 10/14/03                                                                                0.83          5,600           5,600
 0.84% 11/4/03                                                                                 0.84          1,000           1,000
Sunshine State Governmental Fncg. Commission, Rev. Notes (Governmental Fncg.
    Program), AMBAC/FGIC insured, TECP:
 Series C:
  0.80% 10/7/03                                                                                0.80          1,500           1,500
  0.80% 10/8/03                                                                                0.80          2,591           2,591
  0.85% 10/9/03                                                                                0.85          2,000           2,000
 Series 2000-A, 0.88% 10/9/03                                                                  0.88          1,000           1,000
 Series 2000-C:
  0.85% 10/1/03                                                                                0.85          3,000           3,000
  0.85% 10/7/03                                                                                0.85          4,000           4,000

GEORGIA  -  0.55%
DeKalb County, Water and Sewerage Rev. Ref. Bonds, Series 1997, 6.00% 10/1/03                  1.05          2,000           2,000

ILLINOIS  -  0.69%
Dev. Fin. Auth., Residential Rental Rev. Bonds (F.C. Harris Pavilion Project),                 1.05          2,500           2,500
    Series 1994, AMT, 1.05% 4/1/24 (1)

INDIANA  -  2.39%
Health Fac. Fncg. Auth., Variable Rate Demand Rev. Bonds (Community Mental                     1.10          2,700           2,700
   Health and Rehabilitation Facs. Designated Pool Program), Series 1990,
   1.10% 11/1/20 (1)
Transportration Fin. Auth., Highway Bond Anticipation Notes, Series 2003-A,
   1.50% 10/3/03                                                                               1.50          2,000           2,000
County of Gibson, Pollution Control Rev. Bonds (Toyota Motor Manufacturing
   Project), AMT: (1)
 Series 2000-A, 1.09% 1/1/30                                                                   1.09          2,000           2,000
 Series 2001-B, 1.09% 9/1/31                                                                   1.09          2,000           2,000

MARYLAND  -  13.30%
Health and Higher Educational Facs. Auth.:
 Johns Hopkins University Issue, Commercial Paper Rev. Notes:
  Series 2001-A:
   0.85% 10/15/03                                                                              0.85          2,500           2,500
   0.85% 11/13/03                                                                              0.85          5,629           5,629
  Series 2001-B:
   0.85% 10/16/03                                                                              0.85          5,000           5,000
   0.85% 10/27/03                                                                              0.85          1,500           1,500
 Pooled Loan Program Rev. Bonds, Series 1994-D, 0.95% 1/1/29 (1)                               0.95            195             195
Baltimore County:
 Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP:
  0.85% 10/6/03                                                                                0.85          3,000           3,000
  0.88% 10/7/03                                                                                0.88          3,000           3,000
  0.88% 10/10/03                                                                               0.88          2,000           2,000
  0.90% 11/3/03                                                                                0.90          1,000           1,000
 Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999-A, 1.05% 1/1/29 (1)                 1.05          1,325           1,325
Frederick County, Consolidated Public Improvement Variable Rate Demand Bond                    1.05          1,255           1,255
    Anticipation Notes, Series 1997, 1.05% 10/1/07 (1)
Howard County, Consolidated Public Improvement Bond Anticipation Notes,
    Series 2002-C, TECP:
 0.88% 10/1/03                                                                                 0.88          1,000           1,000
 0.90% 11/3/03                                                                                 0.90          4,000           4,000
 0.90% 11/6/03                                                                                 0.90          1,500           1,500
 0.90% 11/7/03                                                                                 0.90          4,700           4,700
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes,
    Series 2002, TECP:
 0.85% 10/17/03                                                                                0.85          7,000           7,000
 0.85% 11/10/03                                                                                0.85          3,700           3,700

MASSACHUSETTS  -  1.75%
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 1.05% 9/1/16 (1)                1.05          2,900           2,900
Bay Transportation Auth., General Transportation System Bonds, Ref. Bonds, Series              1.00          3,320           3,454


MICHIGAN  -  0.69%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 1998-A, MBIA insured,          1.05          2,495           2,495
    1.05% 7/1/23 (1)

MINNESOTA  -  1.93%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical
    Center ), TECP:
Series 2001-B, 0.80% 10/1/03                                                                   0.80          5,000           5,000
Series 2001-C, 0.85% 11/4/03                                                                   0.85          2,000           2,000

MISSOURI  -  1.05%
Health and Educational Facs. Auth., Health Facs. Adjustable Demand Rev. Bonds                  1.08          2,000           2,000
    (Barnes Hospital Project), Series 1985-B, 1.08% 12/1/15 (1)
The Curators of the University of Missouri Systems Facs. Demand Rev. Bonds,                    1.22          1,800           1,800
    Series 2001-A, 1.22% 11/1/31 (1)

NEW JERSEY  -  0.78%
Health Care Facs. Fncg. Auth., Rev. Bonds (Saint Barnabas Health Care System                   1.07          2,820           2,820
    Issue), Series 2001-A, 1.07% 7/1/31 (1)

NEW YORK  -  1.38%
New York City Housing Dev. Corp., Multi-Family Mortgage Rev. Bonds (Columbus                   1.05          5,000           5,000
    Apartments), Series 1995-A, 1.05% 3/15/25 (1)

OHIO  -  1.20%
Building Auth., State Facs. Bonds (Arts Facs. Building Fund Projections),                      1.07          1,000           1,000
     Series 1997-A, 5.50% 10/1/03
Higher Education Capital Facs., G.O. Bonds, Series 2000-B, 5.25% 5/1/04                        0.98          2,000           2,049
Highway Capital Improvements Bonds, Series E, 5.25% 5/1/04                                     0.98          1,275           1,307

PENNSYLVANIA  -  2.68%
Delaware County, Industrial Dev. Auth., Variable Rate Demand Solid Waste Rev.                  1.10          1,695           1,695
     Bonds (Scott Paper Co. Project), Series 1984-E, 1.10% 12/1/18 (1)
Lehigh County, General Purpose Auth. (Saint Luke's Hospital of Bethlehem,                      1.25          1,000           1,000
    PA Project), Hospital Rev. Bonds, Series of 2001, 1.25% 7/1/31 (1)
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds:
 Exelon Generation Co., LLC Project, Series 2001-B, TECP:
  0.90% 11/4/03                                                                                0.90          2,000           2,000
  0.90% 11/5/03                                                                                0.90          1,000           1,000
  0.85% 11/6/03                                                                                0.85          1,000           1,000
 PECO Energy Co. Project, Series 1994-A, TECP 0.85% 10/6/03                                    0.85          3,000           3,000

RHODE ISLAND  -  1.10%
Rhode Island Student Loan Auth., Student Loan Program Rev. Bonds, Series 1996-2,               1.15          4,000           4,000
     AMT, 1.15% 6/1/26 (1)

SOUTH CAROLINA  -  3.77%
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP:
 0.85% 10/3/03                                                                                 0.85          5,500           5,500
 0.85% 10/14/03                                                                                0.85          2,500           2,500
 0.85% 10/16/03                                                                                0.85          5,700           5,700

TENNESSEE  -  2.04%
Health, Educational and Housing Fac., Board of the County of Shelby, Variable
     Rate Rev. Bonds (Baptist Memorial Hospital Project), Series 2000:
 1.00% 10/30/03                                                                                1.00          2,000           2,000
 0.92% 11/14/03                                                                                0.92          3,000           3,000
Public Building Auth. of the City of Clarksville, Adjusted Rate Pooled Fncg.
    Rev. Bonds: (1)
 (Municipal Bond Fund), Series 2003, 1.22% 1/1/33                                              1.22          1,000           1,000
 Series 2001, 1.22% 7/1/31                                                                     1.22          1,400           1,400

TEXAS  -  24.04%
Public Fin. Auth., Rev. Notes, Series 2003, TECP:
 0.85% 10/2/03                                                                                 0.85          6,000           6,000
 0.85% 10/6/03                                                                                 0.85          2,000           2,000
 0.85% 10/14/03                                                                                0.85          1,900           1,900
Board of Regents of The University of Texas System, Permanent University Fund
    Flexible Rate Notes:
 Series 1998-A, 0.87% 11/6/03                                                                  0.87          5,000           5,000
 Series 2002-A:
  0.90% 11/3/03                                                                                0.90          5,000           5,000
  0.85% 11/5/03                                                                                0.85          2,200           2,200
  0.85% 11/7/03                                                                                0.85          7,000           7,000
  0.90% 11/10/03                                                                               0.90          2,600           2,600
Harris County, G.O. Notes, TECP:
 Series B:
  0.85% 10/10/03                                                                               0.85          2,130           2,130
  0.85% 11/10/03                                                                               0.85          2,600           2,600
 Series C, 0.88% 10/14/03                                                                      0.88          5,000           5,000
 Series D, 0.85% 10/9/03                                                                       0.85          1,730           1,730
City of Houston G.O. Notes, TECP:
 Series A:
  0.80% 10/09/03                                                                               0.80          5,000           5,000
  0.85% 10/23/03                                                                               0.85          3,000           3,000
 Series C, 0.80% 10/21/03                                                                      0.80          2,000           2,000
 Series E, 0.85% 10/28/03                                                                      0.85          4,000           4,000
 Public Improvement and Ref. Bonds, Series 2001-A, 5.00% 3/1/04                                1.01          2,000           2,033
Lower Colorado River Auth., Series A, TECP:
 0.80% 10/2/03                                                                                 0.80          7,500           7,500
 0.90% 10/8/03                                                                                 0.90          3,000           3,000
 0.85% 10/10/03                                                                                0.85          5,600           5,600
City of Midlotian Industrial Dev. Corp., Variable Rate Demand Pollution Control                1.07          1,900           1,900
    Rev. Bonds (Box-Crow Cement Company Project), 1.07% 12/1/09 (1)
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP:
 0.80% 10/15/03                                                                                0.80          3,000           3,000
 0.85% 10/20/03                                                                                0.85          2,700           2,700
 0.85% 10/29/03                                                                                0.85          2,000           2,000
 0.85% 11/18/03                                                                                0.85          2,500           2,499

UTAH  -  3.58%
Intermountain Power Agcy., Variable Rate Power Supply Rev. and Ref. Bonds,
    AMBAC insured, TECP:
 Series 1985-E:
  0.83% 10/8/2003                                                                              0.83          2,000           2,000
  0.86% 10/20/2003                                                                             0.86          2,500           2,500
 Series 1985-F:
  0.85% 11/5/2003                                                                              0.85          2,000           2,000
  0.85% 11/12/2003                                                                             0.85          6,500           6,500

VIRGINIA  -  5.43%
Public School Auth., School Equipment Fncg. Notes, Educational Technology,                     0.94          1,200           1,225
    Series VI, 5.125% 4/1/04
Fairfax County, Public Improvement Bonds, Series 2000-A:
 5.25% 6/1/04                                                                                  0.95          2,050           2,108
 6.00% 6/1/04                                                                                  0.90          2,000           2,067
Metropolitan Washington Airports Auth., Flexible Term PFC Rev Notes, Series
   1999-A, AMT, TECP:
 0.88% 10/2/03                                                                                 0.88          2,700           2,700
 0.92% 10/22/03                                                                                0.92          3,000           3,000
 0.93% 10/27/03                                                                                0.93          2,500           2,500
 0.98% 11/26/03                                                                                0.98          1,000           1,000
Peninsula Ports Auth. Coal Terminal Rev. Ref. Bonds (Dominion Terminal                         0.87          1,000           1,000
    Associates Project), TECP, Series 1987-A, 0.87% 11/4/03
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds                         1.22          1,670           1,670
    (Carilion Health System Obligated Group), Series 2002-D, 1.22% 7/1/27 (1)
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2003-A, 2.50% 5/1/04             1.01          2,500           2,522

WASHINGTON  -  1.85%
Port of Seattle, Subordinate Lien Rev. Notes, Series 2001-B1, AMT, TECP, 0.95% 11/5/03         0.95          3,000           3,000
City of Tacoma, Rev. Bond Anticipation Notes, Series 2002-2A, TECP:
 0.88% 10/6/03                                                                                 0.88          2,500           2,500
 0.90% 11/4/03                                                                                 0.90          1,200           1,200

WEST VIRGINIA  -  2.10%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),                 0.90          1,200           1,200
    Series 1989-A, AMT, TECP, 0.90% 12/1/03
The County Commission of Marion County, Solid Waste Disposal, AMT, 1.11%                       1.11          1,400           1,400
    10/1/17 (1)
The County Commission of Putnam County, Solid Waste Disposal Rev. Bonds                        1.09          5,000           5,000
    (Toyota Motor Manufacturing Project), Series 2000-A, AMT, 1.09% 4/1/30 (1)

WISCONSIN  -  3.41%
G.O. Notes, TECP:
 Series 1997-A:
  0.87% 10/6/03                                                                                0.87          2,000           2,000
  0.85% 10/21/03                                                                               0.85          5,000           5,000
 Series 1998-A, 0.85% 10/8/03                                                                  0.85          4,400           4,400
Milwaukee County, G.O. Corporate Purpose Bonds, Series 2001-A, 4.50% 10/1/03                   1.07          1,000           1,000

WYOMING  -  2.00%
Sweetwater County, Customized Purchase Pollution Control Rev. Ref. Bonds
    (PacifiCorp Project), Series 1988-A, TECP:
 0.88% 10/9/03                                                                                 0.88          3,000           3,000
 0.90% 11/4/03                                                                                 0.90          2,300           2,300
 0.90% 11/6/03                                                                                 0.90          2,000           2,000

TOTAL INVESTMENT SECURITIES (cost: $361,859,000)                                                                           361,855
Other assets less liabilities                                                                                                1,437

NET ASSETS                                                                                                                $363,292

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

KEY TO ABBREVIATIONS

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements


THE TAX-EXEMPT MONEY FUND OF AMERICA

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2003                          (dollars and shares in thousands,
                                                       except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $361,859)                                                                                           $361,855
 Cash                                                                                                           1,017
 Receivables for:
  Sales of fund's shares                                                                   $991
  Interest                                                                                  716                 1,707
                                                                                                              364,579

LIABILITIES:
 Payables for:
  Repurchases of fund's shares                                                            1,109
  Dividends on fund's shares                                                                  5
  Investment advisory services                                                              114
  Services provided by affiliates                                                            34
  Deferred Trustees' compensation                                                            14
  Other fees and expenses                                                                    11                 1,287
NET ASSETS AT SEPTEMBER 30, 2003                                                                             $363,292

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                            $363,392
 Distributions in excess of net investment income                                                                 (96)
 Net unrealized depreciation                                                                                       (4)
NET ASSETS AT SEPTEMBER 30, 2003                                                                             $363,292

SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING
  - UNLIMITED SHARES AUTHORIZED

                                                                 Net assets         Shares outstanding    Net asset value per share

Class A                                                           $353,339                     353,436                 $1.00
Class R-5                                                            9,953                       9,956                  1.00


STATEMENT OF OPERATIONS
for the year ended September 30, 2003                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                                                                              $4,153
 Fees and expenses:
  Investment advisory services                                                                    $1,408
  Distribution services                                                                              184
  Transfer agent services                                                                            134
  Administrative services                                                                             10
  Reports to shareholders                                                                             27
  Registration statement and prospectus                                                              120
  Postage, stationery and supplies                                                                    48
  Trustees' compensation                                                                              27
  Auditing and legal                                                                                  45
  Custodian                                                                                           22
  State and local taxes                                                                                5
  Other                                                                                               23                 2,053
 Net investment income                                                                                                   2,100

Net unrealized depreciation on investments                                                                                 (22)
Net increase in net assets resulting
 from operations                                                                                                        $2,078


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)


                                                                                                    Year ended September 30
                                                                                                   2003                  2002
OPERATIONS:
 Net investment income                                                                           $2,100                $3,471
 Net unrealized depreciation
  on investments                                                                                    (22)                  (51)
  Net increase in net assets
   resulting from operations                                                                      2,078                 3,420

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                        (2,101)               (3,474)

CAPITAL SHARE TRANSACTIONS                                                                       11,833                32,792

TOTAL INCREASE IN NET ASSETS                                                                     11,810                32,738

NET ASSETS:
 Beginning of year                                                                              351,482               318,744
 End of year                                                                                   $363,292              $351,482


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

The fund offers two share classes consisting of one retail share class (Class A) and one retirement plan share class (Class R-5). Both share classes are sold without any sales charges and do not carry any conversion rights.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         NET ASSET VALUE - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2003, the cost of investment securities for federal income tax purposes was $361,859,000.

As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income                                                                     $21
Short-term loss deferrals (expiring 2004 through 2011)                                                 (100)
Gross unrealized appreciation on investment securities                                                   3
Gross unrealized depreciation on investment securities                                                  (7)


Distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class(1)                                     Year ended September 30, 2003        Year ended September 30, 2002
Class A                                                       $            2,056                   $            3,461
Class R-5
                                                                              45                                   13
Total                                                         $            2,101                   $            3,474

(1) Class R-5 shares were offered beginning July 15, 2002.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $200 million of daily net assets and decreasing to 0.290% on such assets in excess of $1.2 billion. For the year ended September 30, 2003, the investment advisory services fee was $1,408,000, which was equivalent to an annualized rate of 0.381% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted a plan of distribution for Class A shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on a percentage of average daily net assets, of up to 0.15%. This class may use a portion of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services.

         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for Class A shares. Under this agreement, this share class compensates AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to Class R-5 shares from the administrative services fees paid to CRMC described below.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class R-5. This class pays CRMC annual fees of 0.10% based on its respective average daily net assets. This class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class(1)                                                          Sales(2)                         Reinvestments of dividends
                                                                  Amount         Shares                       Amount       Shares
Year ended September 30, 2003
Class A                                                        $ 416,952        416,952                      $ 1,948        1,948
Class R-5                                                         31,199         31,199                           35           35
Total net increase
   (decrease)                                                  $ 448,151        448,151                      $ 1,983        1,983

Year ended September 30, 2002
Class A                                                        $ 456,264        456,264                      $ 3,284        3,284
Class R-5                                                         17,733         17,733                           12           12
Total net increase
   (decrease)                                                  $ 473,997        473,997                      $ 3,296        3,296


                                                                     Repurchases(2)                              Net increase
                                                                  Amount          Shares                      Amount        Shares
Year ended September 30, 2003
Class A                                                       $ (407,232)       (407,232)                   $ 11,668        11,668
Class R-5                                                        (31,069)        (31,069)                        165           165
Total net increase
   (decrease)                                                 $ (438,301)       (438,301)                   $ 11,833        11,833

Year ended September 30, 2002
Class A                                                       $ (436,547)       (436,547)                   $ 23,001        23,001
Class R-5                                                         (7,954)         (7,954)                      9,791         9,791
Total net increase
   (decrease)                                                 $ (444,501)       (444,501)                   $ 32,792        32,792

(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2003, the custodian fee of $22,000 included $9,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)


                                                            Net asset                           Dividends
                                                              value,           Net              from net           Net asset
                                                            beginning       investment         investment         value, end
                                                            of period       income(2)            income            of period
Class A:
 Year ended 9/30/2003                                         $1.00           $.006              $(.006)             $1.00
 Year ended 9/30/2002                                          1.00            .010              (.010)               1.00
 Year ended 9/30/2001                                          1.00            .029              (.029)               1.00
 Year ended 9/30/2000                                          1.00            .032              (.032)               1.00
 Year ended 9/30/1999                                          1.00            .025              (.025)               1.00
Class R-5:
 Year ended 9/30/2003                                          1.00            .005              (.005)               1.00
 Period from 7/15/2002 to 9/30/2002                            1.00            .002              (.002)               1.00


                                                                                                Ratio of            Ratio of
                                                                           Net assets,          expenses          net income
                                                              Total       end of period        to average         to average
                                                             return       (in millions)        net assets         net assets
Class A:
 Year ended 9/30/2003                                          .57%           $353                 .55%                 .57%
 Year ended 9/30/2002                                         1.05             341                 .54                 1.04
 Year ended 9/30/2001                                         2.92             319                 .52                 2.86
 Year ended 9/30/2000                                         3.29             276                 .64                 3.23
 Year ended 9/30/1999                                         2.51             255                 .65 (3)             2.33
Class R-5:
 Year ended 9/30/2003                                          .54              10                 .58                  .55
 Period from 7/15/2002 to 9/30/2002                            .17              10                 .12                  .17


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Had CRMC not waived fees for investment advisory services, the fund's expense ratio would have been .68%.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE TAX-EXEMPT MONEY FUND
OF AMERICA:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America (the "Fund") at September 30, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2003


TAX INFORMATION (UNAUDITED)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, all of the dividends paid from net investment income qualify as exempt-interest dividends.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.




BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                             YEAR FIRST
                                                ELECTED
                                              A TRUSTEE
NAME AND AGE                             OF THE FUND(1)       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

AMBASSADOR                                      1999          Corporate director and author; former U.S.
RICHARD G. CAPEN, JR., 69                                     Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.; former
                                                              Chairman and Publisher, The Miami Herald

H. FREDERICK CHRISTIE, 70                     CMTA 1976       Private investor; former President and CEO,
                                              CTRS 1991       The Mission Group (non-utility holding company,
                                              CTEX 1989       subsidiary of Southern California Edison Company)

DIANE C. CREEL, 55                              1994          Chairman of the Board and CEO, AnAerobics, Inc.
                                                              (organic waste management)

MARTIN FENTON, 68                             CMTA 1989       Chairman of the Board and CEO, Senior Resource
                                              CTRS 1991       Group LLC (development and management of
                                              CTEX 1989       senior living communities)

LEONARD R. FULLER, 57                         CMTA 1994       President and CEO, Fuller Consulting (financial
                                              CTRS 1994       management consulting firm)
                                              CTEX 1995

RICHARD G. NEWMAN, 69                           1991          Chairman of the Board and CEO, AECOM Technology Corporation
                                                              (engineering, consulting and professional services)

FRANK M. SANCHEZ, 60                            1999          Principal, The Sanchez Family Corporation dba McDonald's Restaurants
                                                              (McDonald's licensee)

"NON-INTERESTED" TRUSTEES

                                                NUMBER OF
                                        BOARDS WITHIN THE
                                          FUND COMPLEX(2)
                                                 ON WHICH
NAME AND AGE                               TRUSTEE SERVES     OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

AMBASSADOR                                       14           Carnival Corporation
RICHARD G. CAPEN, JR., 69

H. FREDERICK CHRISTIE, 70                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

DIANE C. CREEL, 55                               12           Allegheny Technologies; BF Goodrich; Teledyne Technologies

MARTIN FENTON, 68                                16           None

LEONARD R. FULLER, 57                            14           None

RICHARD G. NEWMAN, 69                            13           Southwest Water Company

FRANK M. SANCHEZ, 60                             12           None


"INTERESTED" TRUSTEES(4)

                                             YEAR FIRST
                                              ELECTED A
                                             TRUSTEE OR       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                          THE FUND(1)       UNDERWRITER OF THE FUND

PAUL G. HAAGA, JR., 54                        CMTA 1985       Executive Vice President and Director, Capital
Chairman of the Boards                        CTRS 1990       Research and Management Company; Director,
                                              CTEX 1992       The Capital Group Companies, Inc.;(5) Director,
                                                              American Funds Distributors, Inc.(5)

ABNER D. GOLDSTINE, 73                        CMTA 1976       Senior Vice President and Director, Capital Research
President                                     CTRS 1991       and Management Company
                                              CTEX 1989

DON R. CONLAN, 67                               1996          President (retired), The Capital Group Companies, Inc.(5)

CMTA      =   THE CASH MANAGEMENT TRUST OF AMERICA
CTRS      =   THE U.S. TREASURY MONEY FUND OF AMERICA
CTEX      =   THE TAX-EXEMPT MONEY FUND OF AMERICA

"INTERESTED" TRUSTEES(4)

                                                NUMBER OF
                                        BOARDS WITHIN THE
                                          FUND COMPLEX(2)
NAME, AGE AND                                    ON WHICH
POSITION WITH FUND                         TRUSTEE SERVES     OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

PAUL G. HAAGA, JR., 54                           17           None
Chairman of the Boards

ABNER D. GOLDSTINE, 73                           12           None
President

DON R. CONLAN, 67                                 7           None

CMTA      =   THE CASH MANAGEMENT TRUST OF AMERICA
CTRS      =   THE U.S. TREASURY MONEY FUND OF AMERICA
CTEX      =   THE TAX-EXEMPT MONEY FUND OF AMERICA

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT
FUND TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN
FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS
OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION: FUND
SECRETARY.

(1) Trustees and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages
    American Funds Insurance Series(R) and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts;
    and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5) Company affiliated with Capital Research and Management Company.


OTHER OFFICERS

                                             YEAR FIRST
                                             ELECTED AN       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                          THE FUND(1)       UNDERWRITER OF THE FUND

NEIL L. LANGBERG, 50                            1989          Vice President-- Investment Management Group,
Senior Vice President                                         Capital Research and Management Company
CTEX only

TERESA S. COOK, 51                              1991          Senior Vice President-- Investment Management
Vice President                                                Group, Capital Research and Management Company
CMTA and CTRS only

MICHAEL J. DOWNER, 48                           1994          Vice President and Secretary, Capital Research and
Vice President                                                Management Company; Secretary, American Funds Distributors, Inc.;(5)
                                                              Director, Capital Bank and Trust Company(5)

KAREN F. HALL, 38                               1999          Vice President-- Investment Management Group,
Assistant Vice President                                      Capital Research and Management Company
CMTA and CTRS only

JULIE F. WILLIAMS, 55                         CMTA 1982       Vice President-- Fund Business Management
Secretary                                     CTRS 1991       Group, Capital Research and Management
                                              CTEX 1989       Company

SUSI M. SILVERMAN, 33                           2000          Vice President-- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

KIMBERLY S. VERDICK, 39                         1994          Assistant Vice President-- Fund Business
Assistant Secretary                                           Management Group, Capital Research and Management Company

ANTHONY W. HYNES, JR., 40                       1993          Vice President-- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C and Class F shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE AMERICAN FUNDS PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - AMERICAN FUNDS(R)]

THE RIGHT CHOICE FOR THE LONG TERM(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds American High-Income Municipal Bond Fund(R) Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   THE CASH MANAGEMENT TRUST OF AMERICA(R)
   THE TAX-EXEMPT MONEY FUND OF AMERICA(SM)
   THE U.S. TREASURY MONEY FUND OF AMERICA(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-960-1103

Litho in USA AGD/L/8063

Printed on recycled paper


ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that H. Frederick Christie, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 10 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.







                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     THE U.S. TREASURY MONEY FUND OF AMERICA



By  /s/ Abner D. Goldstine
-------------------------------------------------------
Abner D. Goldstine, President and PEO

Date: December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By  /s/ Abner D. Goldstine
   --------------------------------------------------
Abner D. Goldstine, President and PEO

Date: December 9, 2003



By  /s/ Susi M. Silverman
   --------------------------------------------------
Susi M. Silverman, Treasurer

Date: December 9, 2003